Basis of Presentation and Accounting Policies (Narrative) (Details)	12 Months Ended
	Aug. 31, 2018 CAD ($) item	Aug. 31, 2017 CAD ($)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Cost amortisation period	2 years
Capitalisation rate of borrowing costs eligible for capitalisation	6.00%	6.00%
Inventory period	3 years
Net foreign exchange gain/(loss) recognized on the translation and settlement of current monetary assets and liabilities	$ 1,000,000	$ 12,000,000
Burrard Landing Lot 2 Holdings Partnership [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Proportion of ownership interest	33.33%
Corus [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Proportion of ownership interest in associate	38.00%
Shomi [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Proportion of ownership interest	50.00%
Restricted Stock Units [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Share-based payment arrangement vesting period	3 years
Employee Share Purchase Plan [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Share based payment arrangement maximum employee subscription rate	5.00%
Share based payment arrangement employee matching contribution, percent of match	25.00%
Employee continuous service period required for employer to contribute 33%	10 years
Minimum [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Amortisation period of intangible assets	4
Deferred credit term	3 years
Straight-line life	3 years
Minimum [Member] | Software [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Amortisation period of intangible assets | item	3
Minimum [Member] | Initial Setup Fees [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Period for recognition of revenue	2 years
Maximum [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Amortisation period of intangible assets	15
Deferred credit term	5 years
Straight-line life	5 years
Maximum [Member] | Employee Share Purchase Plan [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Share based payment arrangement employee matching contribution, percent of match	33.00%
Maximum [Member] | Software [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Amortisation period of intangible assets | item	10
Maximum [Member] | Initial Setup Fees [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Period for recognition of revenue	10 years